Inventories and Equipment on Operating Leases	12 Months Ended
Dec. 31, 2011
Inventories and Equipment on Operating Leases, Net [Abstract]
Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
Equipment on operating leases and the related accumulated depreciation were as follows:

	December 31,
	2011	2010
Equipment on operating leases	$1,556	$1,561
Accumulated depreciation	(1,023)	(1,031)
Equipment on Operating Leases, net	$533	$530

Inventories and Equipment on Operating Leases, net [Text Block]
Inventories and Equipment on Operating Leases, Net
The following is a summary of Inventories by major category:

	December 31,
	2011	2010
Finished goods	$866	$858
Work-in-process	58	46
Raw materials	97	87
Total Inventories	$1,021	$991

The transfer of equipment from our inventories to equipment subject to an operating lease is presented in our Consolidated Statements of Cash Flows in the operating activities section. Equipment on operating leases and similar arrangements consists of our equipment rented to customers and depreciated to estimated salvage value at the end of the lease term. We recorded $39, $31 and $52 in inventory write-down charges for the years ended December 31, 2011, 2010 and 2009, respectively.
Equipment on operating leases and the related accumulated depreciation were as follows:

	December 31,
	2011	2010
Equipment on operating leases	$1,556	$1,561
Accumulated depreciation	(1,023)	(1,031)
Equipment on Operating Leases, net	$533	$530

Depreciable lives generally vary from three to four years consistent with our planned and historical usage of the equipment subject to operating leases. Depreciation and obsolescence expense for equipment on operating leases was $294, $313 and $329 for the years ended December 31, 2011, 2010 and 2009, respectively. Our equipment operating lease terms vary, generally from 12 to 36 months. Scheduled minimum future rental revenues on operating leases with original terms of one year or longer are:

2012	2013	2014	2015	2016	Thereafter
$392	$295	$199	$113	$59	$23

Total contingent rentals on operating leases, consisting principally of usage charges in excess of minimum contracted amounts, for the years ended December 31, 2011, 2010 and 2009 amounted to $154, $133 and $125, respectively.